Disclosures About Fair Value Measurements (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
FINANCIAL ASSETS:
Available for sale	$ 149,656	$ 151,538
Held to maturity securities, fair value	18,479	14,266
Fair Value [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	25,655	26,820
Available for sale	149,656	151,538
Held to maturity securities, fair value	18,479	14,266
Regulatory stock	6,991	6,304
Loans held for sale	6,752	10,722
Loans, net of allowance for loan loss and unearned income	735,903	716,756
Accrued income receivable	3,242	2,960
Bank owned life insurance	36,260	36,214
Fair value of swap asset	53	164
FINANCIAL LIABILITIES:
Deposits with no stated maturities	533,969	520,002
Deposits with stated maturities	312,783	320,930
Short-term borrowings	34,292	15,660
All other borrowings	32,311	30,442
Accrued interest payable	1,557	2,083
Fair value of swap liability	53	164
Carrying value [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	25,655	26,820
Available for sale	149,656	151,538
Held to maturity securities, fair value	18,628	13,723
Regulatory stock	6,991	6,304
Loans held for sale	6,625	10,576
Loans, net of allowance for loan loss and unearned income	733,752	708,594
Accrued income receivable	3,242	2,960
Bank owned life insurance	36,260	36,214
Fair value of swap asset	53	164
FINANCIAL LIABILITIES:
Deposits with no stated maturities	533,969	520,002
Deposits with stated maturities	306,303	315,732
Short-term borrowings	34,292	15,660
All other borrowings	29,085	26,085
Accrued interest payable	1,557	2,083
Fair value of swap liability	53	164
Level 1 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	25,655	26,820
Available for sale
Held to maturity securities, fair value
Regulatory stock	6,991	6,304
Loans held for sale	6,752	10,722
Loans, net of allowance for loan loss and unearned income
Accrued income receivable	3,242	2,960
Bank owned life insurance	36,260	36,214
Fair value of swap asset
FINANCIAL LIABILITIES:
Deposits with no stated maturities	533,969	520,002
Deposits with stated maturities
Short-term borrowings	34,292	15,660
All other borrowings
Accrued interest payable	1,557	2,083
Fair value of swap liability
Level 2 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents
Available for sale	149,656	151,538
Held to maturity securities, fair value	15,486	11,321
Regulatory stock
Loans held for sale
Loans, net of allowance for loan loss and unearned income
Accrued income receivable
Bank owned life insurance
Fair value of swap asset	53	164
FINANCIAL LIABILITIES:
Deposits with no stated maturities
Deposits with stated maturities
Short-term borrowings
All other borrowings
Accrued interest payable
Fair value of swap liability	53	164
Level 3 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents
Available for sale
Held to maturity securities, fair value	2,993	2,945
Regulatory stock
Loans held for sale
Loans, net of allowance for loan loss and unearned income	735,903	716,756
Accrued income receivable
Bank owned life insurance
Fair value of swap asset
FINANCIAL LIABILITIES:
Deposits with no stated maturities
Deposits with stated maturities	312,783	320,930
Short-term borrowings
All other borrowings	32,311	30,442
Accrued interest payable
Fair value of swap liability